THE LAZARD FUNDS, INC.
Lazard International Equity Select Portfolio

Supplement to Prospectus dated April 30, 2010

The following information replaces any contrary information contained in the Prospectus.

Summary Section - Management

Portfolio Manager/Analysts

Michael G. Fry, portfolio manager/analyst on the Investment Manager's Global Equity and International Equity teams, has been with the Portfolio since May 2010.

Michael A. Bennett, portfolio manager/analyst on the Investment Manager's International Equity teams, has been with the Portfolio since May 2003.

James M. Donald, portfolio manager/analyst on the Investment Manager's Emerging Markets Equity teams, has been with the Portfolio since May 2010.

Kevin J. Matthews, portfolio manager/analyst on the Investment Manager's International Equity Select team, has been with the Portfolio since May 2010.

Michael Powers, portfolio manager/analyst on the Investment Manager's Global Equity and International Equity teams, has been with the Portfolio since May 2003.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager's Global Equity and International Equity teams, has been with the Portfolio since inception.

* * * *

Fund Management - Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

International Equity Select Portfolio - Michael G. Fry (since May 2010), Michael A. Bennett (since May 2003), James M. Donald (since May 2010), Kevin J. Matthews (since May 2010), Michael Powers (since May 2003) and John R. Reinsberg*

*	As a Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Biographical Information of Principal Portfolio Managers

The following information supplements the biographical information contained in the Prospectus.

Effective May 11, 2010, all references to Gabrielle Boyle and Adam Cohen are hereby removed from the Prospectus.

Kevin J. Matthews, a Director of the Investment Manager, is a portfolio manager/analyst on the International Equity Select team.  Prior to joining the International Equity Select team, Mr. Matthews was a research analyst on the Global Research Platform, with a background in financial, automotive, aerospace and capital goods sectors.  He began working in the investment field in 2001 when he joined the Investment Manager.

May 11, 2010